LEASES (Details Narrative)	6 Months Ended
	Jun. 30, 2024 USD ($)	Jun. 30, 2024 SGD ($)	Jun. 30, 2023 SGD ($)
Operating lease expense	$ 698,937	$ 949,506	$ 706,659
Minimum [Member]
Operating lease term	1 year	1 year
Maximum [Member]
Operating lease term	3 years	3 years